The Glenmede Portfolios
Muni Intermediate Portfolio
Supplement dated May 20, 2011 to the
Fixed Income Prospectus dated February 28, 2011
and the
Statement of Additional Information
dated February 28, 2011
“Non-diversification Risk” in the “Principal Investment Risks” section for the Muni Intermediate Portfolio on page 13 of the prospectus is hereby deleted. The Muni Intermediate Portfolio is being managed as a “diversified company” as that term is defined in the Investment Company Act of 1940.
Accordingly, the third paragraph in “The Funds” section on page 3 of the Statement of Additional Information is hereby deleted and replaced with the following:
     Each Fund is an open-end, management investment company. The Core Fixed Income Portfolio, Government Cash Portfolio, International Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Fund, Secured Options Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Tax-Exempt Cash Portfolio, Total Market Portfolio and U.S. Emerging Growth Portfolio are diversified Portfolios of the Glenmede Fund. The Muni Intermediate Portfolio in a diversified Portfolio of the Glenmede Portfolios and the New Jersey Muni Portfolio is a non-diversified Portfolio of the Glenmede Portfolios.
Additionally, the prefatory statement to Investment Limitation (14) under the “Investment Limitations” section on page 25 of the Statement of Additional Information that describes the diversification requirements is hereby deleted and replaced with the following:
Each Portfolio, with the exception of the New Jersey Muni Portfolio, also will not:
Additionally, the first two sentences of the last paragraph on page 25 of the Statement of Additional Information are hereby deleted and replaced with the following:
The New Jersey Muni Portfolio is classified as a “non-diversified” investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which generally will relieve the Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders.